Acquisition (Details) - We Sell Cellular LLC [Member]	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Revenues	$ 78,563,161
Loss from operations	(2,516,609)
Net loss	$ (3,867,598)
Basic and diluted loss per share (in dollaras per share) | $ / shares	$ (0.20)
Weighted average shares outstanding - basic and diluted (in shares) | $ / shares	$ 19,277,511